Finance Costs and Refund Interest Income	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Finance Costs and Refund Interest Income
FINANCE COSTS AND REFUND INTEREST INCOME:
Our finance costs are comprised primarily of interest expenses and fees related to our Term Loan, the Revolving Facility, our accounts receivable sales program and a customer's supplier financing program. See notes 5 and 12.
Refund interest income represents the refund of interest on cash previously held on account with tax authorities in connection with the resolution of certain previously-disputed tax matters in 2016. See notes 20 and 24.